STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Preferreds Stock B [Member]	Preferreds Stock C [Member]	Preferred Stock D [Member]	Common Stock [Member]	Additionals Paid In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
Beginning balance, value at Dec. 31, 2019				$ 1,982		$ (32,740,715)	$ (157,452)	$ (127,270)
Beginning balance, Shares at Dec. 31, 2019				1,982,039
Stock options granted to employees								351,970
Stock issuance cost								(1,001,885)
Stock issued for services				$ 12				52,500
Stock issued for services , shares				11,112
Net loss						(6,747,435)		(6,747,435)
Ending balance, value at Dec. 31, 2020	$ 2			$ 3,536	$ 41,525,872	(39,488,150)	(157,452)	1,883,808
End balance, Shares at Dec. 31, 2020	1,705			3,535,339
Series C preferred stock converted to common stock, shares		4,500
Stock options compensation					76,301			76,301
Net loss						(406,023)		(406,023)
Series C preferred stock issued		5			4,499,995			4,500,000
Ending balance, value at Mar. 31, 2021	$ 2	$ 5		$ 3,536	46,102,168	(39,894,173)	(157,452)	6,054,086
End balance, Shares at Mar. 31, 2021	1,705	4,500		3,535,339
Beginning balance, value at Dec. 31, 2020	$ 2			$ 3,536	41,525,872	(39,488,150)	(157,452)	1,883,808
Beginning balance, Shares at Dec. 31, 2020	1,705			3,535,339
Stock options granted to employees								262,411
Common stock issued for cashless employee stock options exercised				$ 15
Common stock issued for cashless employee stock options exercised ,shares				14,576
Rounding-split in 2020				$ 0				0
Rounding-split in 2020 (367 shares) ,shares				367
Common stock issued for cash less warrants exercised				$ 50
Common stock issued for cashless warrants exercised, shares				50,588
Stock issued for services				$ 25				144,166
Series B preferred stock converted to common stock				$ 122
Series B preferred stock converted to common stock, shares				122,000
Net loss						(6,008,901)		(6,008,901)
Series C preferred stock issued								4,500,000
Ending balance, value at Dec. 31, 2021	$ 1	$ 2		$ 4,111	46,431,874	(45,497,051)	(157,452)	781,485
End balance, Shares at Dec. 31, 2021	851	2,500		4,111,047
Beginning balance, value at Mar. 31, 2021	$ 2	$ 5		$ 3,536	46,102,168	(39,894,173)	(157,452)	6,054,086
Beginning balance, Shares at Mar. 31, 2021	1,705	4,500		3,535,339
Stock options compensation					76,862			76,862
Common stock issued for cash less warrants exercised				$ 50	(50)
Common stock issued for cashless warrants exercised, shares				50,588
Net loss						(2,952,880)		(2,952,880)
Ending balance, value at Jun. 30, 2021	$ 2	$ 5		$ 3,586	46,178,980	(42,847,053)	(157,452)	3,178,068
End balance, Shares at Jun. 30, 2021	1,705	4,500		3,585,927
Stock options granted to employees					62,590			62,590
Common stock issued for services				$ 11	74,989			75,000
Common stock issued for services, shares				11,255
Common stock issued for cashless employee stock options exercised				$ 15	(15)
Common stock issued for cashless employee stock options exercised ,shares				14,576
Rounding-split in 2020
Rounding-split in 2020 (367 shares) ,shares				367
Net loss						(2,450,437)		(2,450,437)
Ending balance, value at Sep. 30, 2021	$ 2	$ 5		$ 3,612	46,316,544	(45,297,490)	(157,452)	865,221
End balance, Shares at Sep. 30, 2021	1,705	4,500		3,612,125
Beginning balance, value at Dec. 31, 2021	$ 1	$ 2		$ 4,111	46,431,874	(45,497,051)	(157,452)	781,485
Beginning balance, Shares at Dec. 31, 2021	851	2,500		4,111,047
Series C preferred stock converted to common stock		$ (2)		$ 455	(453)
Series C preferred stock converted to common stock, shares		(2,500)		454,546
Stock options compensation					250,577			250,577
Common stock issued for cash				$ 1,524	6,093,476			6,095,000
Common stock issued for cash, shares				1,523,750
Stock issuance cost					(576,650)			(576,650)
Stock issued for services				$ 7	39,993			40,000
Stock issued for services , shares				7,198
Net loss						(2,644,616)		(2,644,616)
Ending balance, value at Mar. 31, 2022	$ 1			$ 6,097	52,238,817	(48,141,667)	(157,452)	3,945,796
End balance, Shares at Mar. 31, 2022	851			6,096,541
Stock options compensation					188,232			188,232
Stock issued for services				$ 10	39,990			40,000
Stock issued for services , shares				10,668
Net loss						(1,342,672)		(1,342,672)
Ending balance, value at Jun. 30, 2022	$ 1			$ 6,107	52,467,039	(49,484,339)	(157,452)	2,831,356
End balance, Shares at Jun. 30, 2022	851			6,107,209
Stock options compensation					153,367			153,367
Common stock issued for cash				$ 818	2,454,185			2,455,003
Common stock issued for cash, shares				818,335
Series D preferred stock issued for cash			$ 1		998,999			999,000
Series D preferred stock issued for cash, shares			999
Stock issuance cost					(260,816)			(260,816)
Stock issued for services				$ 10	39,990			40,000
Stock issued for services , shares				9,758
Series B preferred stock converted to common stock	$ (1)			$ 122	(121)
Series B preferred stock converted to common stock, shares	(851)			121,572
Net loss						(1,925,068)		(1,925,068)
Ending balance, value at Sep. 30, 2022			$ 1	$ 7,057	$ 55,852,643	$ (51,409,407)	$ (157,452)	$ 4,292,842
End balance, Shares at Sep. 30, 2022			999	7,056,874